Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
The following table reflects information relating to the cross currency swaps as at December 31, 2018.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
1,000,000	134,000	NIBOR	3.70%	5.92%	(18,315)	1.4
1,200,000	146,500	NIBOR	6.00%	7.72%	(4,727)	2.8
850,000	102,000	NIBOR	4.60%	7.89%	(6,080)	4.7
					(29,122)

Interest Rate Swap Agreements
As at December 31, 2018, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	30,000	(519)	0.5	4.9%
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	131,250	(16,494)	10.0	5.2%
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	32,134	(66)	2.6	2.8%
U.S. Dollar-denominated interest rate swaps(iii)(iv)	LIBOR	336,316	(12,787)	2.0	3.4%
U.S. Dollar-denominated interest rate swaps(iv)	LIBOR	91,000	174	0.0	1.7%
U.S. Dollar-denominated interest rate swaps(iv)	LIBOR	184,005	3,167	8.0	2.3%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	86,477	(11,092)	4.7	3.8%
			(37,617)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2018, ranged from 0.30% to 3.25%.

(ii)	Principal amount reduces semi-annually.

(iii)	These interest rate swaps are subject to mandatory early termination in 2020 and 2021, whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable/Advances to affiliates $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2018
Interest rate swap agreements	188	795	2,362	(2,729)	(6,875)	(31,358)
Cross currency swap agreements	—	—	—	(713)	(4,729)	(23,680)
Toledo Spirit time-charter derivative	1,021	40	—	—	—	—
	1,209	835	2,362	(3,442)	(11,604)	(55,038)
As at December 31, 2017
Interest rate swap agreements	—	108	1,130	(4,101)	(34,614)	(35,629)
Interest rate swaption agreements	—	—	—	—	(2)	—
Cross currency swap agreements	—	—	5,042	(810)	(44,523)	(10,168)
Toledo Spirit time-charter derivative	678	970	—	—	—	—
	678	1,078	6,172	(4,911)	(79,139)	(45,797)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments
The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2018 $			2017 $			2016 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(14,654)	31,061	16,407	(18,825)	12,393	(6,432)	(25,940)	15,627	(10,313)
Interest rate swaption agreements	—	2	2	—	945	945	—	(164)	(164)
Interest rate swap and swaption agreements termination	(13,681)	—	(13,681)	(610)	—	(610)	—	—	—
Toledo Spirit time-charter derivative	1,480	(930)	550	678	110	788	(654)	3,970	3,316
	(26,855)	30,133	3,278	(18,757)	13,448	(5,309)	(26,594)	19,433	(7,161)
The effect of the gain (loss) on these derivatives on the Partnership's consolidated statements of income is as follows:

	Year Ended December 31,
	2018 $			2017 $			2016 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(6,533)	21,240	14,707	(9,344)	49,047	39,703	(9,063)	28,905	19,842
Cross currency swap agreements termination	(42,271)	—	(42,271)	(25,733)	—	(25,733)	(17,711)	—	(17,711)
	(48,804)	21,240	(27,564)	(35,077)	49,047	13,970	(26,774)	28,905	2,131

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following tables exclude any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Year Ended December 31, 2018
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
2,128	(152)	740	Interest expense
2,128	(152)	740

Year Ended December 31, 2017
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
429	(427)	(740)	Interest expense
429	(427)	(740)

Year Ended December 31, 2016
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
590	—	—	Interest expense
590	—	—

(i)	Effective portion of designated and qualifying cash flow hedges recognized in other comprehensive (loss) income.

(ii)	Effective portion of designated and qualifying cash flow hedges recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings.

(iii)	Ineffective portion of designated and qualifying cash flow hedges.